Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)	12 Months Ended
Mar. 31, 2023
Deferred tax assets and liabilities [abstract]
Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)
11.
Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net)

11A Deferred tax assets (net)

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Deferred tax assets (gross)
Compound financial instruments	26	2,811	34
Mark to market of derivative instruments	376	334	4
Difference in written down value of PPE as per books of account and tax laws	30	129	2
Unamortised ancillary borrowing cost	3	—	—
Provision for decommissioning cost	1,248	1,596	19
Expected credit loss	88	166	2
Losses available for offsetting against future taxable income	17,939	20,055	244
Unused tax credit (Minimum alternate tax)	181	195	2
Lease liabilities	470	315	4
Government grant (viability gap funding)	355	353	4
Others	361	369	4
Deferred tax assets (gross) - Total (a)	21,077	26,323	320
Deferred tax liabilities (gross)
Mark to market of derivative instruments	51	240	3
Difference in written down value of PPE as per books of account and tax laws	19,265	20,836	254
Unamortised ancillary borrowing cost	162	159	2
Right of use asset	497	442	5
Others	41	1	0
Deferred tax liabilities (gross) - Total (b)	20,015	21,678	264
Deferred tax assets (net) (a) - (b)	1,062	4,645	57

11B Deferred tax liabilities (net)

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Deferred tax liabilities (gross)
Compound financial instruments	38	255	3
Mark to market of derivative instruments	129	828	10
Difference in written down value of PPE as per books of account and tax laws	43,316	51,841	631
Unamortised ancillary borrowing cost	124	185	2
Right of use asset	175	403	5
Fair value gain on financial instruments	9	—	—
Others	85	48	1
Deferred tax liabilities (gross) - Total (c)	43,876	53,560	652
Deferred tax assets (gross)
Mark to market of derivative instruments	267	302	4
Unamortised ancillary borrowing cost	60	34	0
Provision for decommissioning cost	2,186	2,716	33
Expected credit loss	167	218	3
Losses available for offsetting against future taxable income	26,435	31,836	387
Unused tax credit (Minimum alternate tax)	1,711	2,172	26
Lease liabilities	184	409	5
Government grant (viability gap funding)	57	54	1
Others	341	365	4
Deferred tax assets (gross) - Total (d)	31,408	38,106	464
Deferred tax liabilities (net) (c) - (d)	12,468	15,454	188

11C Reconciliation of tax expense and the accounting profit multiplied by tax rate

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Accounting loss before income tax	(5,128)	(12,233)	(2,470)	(30)
Tax at the India's tax rate of 31.2% applicable to RPPL (March 31, 2022: 31.2%, March 31, 2021: 31.2%)	(1,600)	(3,817)	(771)	(9)
Disallowance under section 94B of the Income Tax Act (1)	1,333	794	2,034	25
Interest on compound financial instrument (1)	1,091	—	—	—
Tax rate differences	15	282	49	1
Impact of ICDS related to hedge contracts routed through OCI	—	1,473	0	0
Unabsorbed depreciation and business losses (1) (2)	2,305	2,475	1,090	13
Change in estimates for recoverability of Minimum Alternate Tax (MAT)	82	(8)	(97)	(1)
Adjustment of tax relating to earlier periods	174	(327)	231	3
On account of adoption of new tax ordinance
- MAT credit written off	48	—	22	0
- Recognition / reversal of deferred tax asset / deferred tax liability	(7)	(65)	(1)	(0)
Effect of tax holidays and other tax exemptions	(879)	71	(49)	(1)
Deferred tax asset written off on sale of subsidiary (refer Note 40)	306	—	—	—
Listing and related expenses	—	3,280	—	—
Other non-deductible expenses	36	(263)	51	1
At the effective income tax rate	2,904	3,895	2,559	31
Current tax expense reported in the statement of profit or loss	785	1,167	955	12
Deferred tax expense reported in the statement of profit or loss	2,091	2,797	1,593	19
Adjustment of current tax relating to earlier years	28	(69)	11	0
	2,904	3,895	2,559	31

Notes

(1) The Group has not recognised deferred tax assets in absence of reasonable certainty towards its realisation.

(2) The amount is netted off by INR 1,446 (March 31, 2022: INR Nil, March 31, 2021: INR Nil) that represents previously unrecognised deferred tax assets, recognised in the current year.

11D Reconciliation of deferred tax assets (net) and deferred tax liabilities (net):

a) For the year ended March 31, 2021

Particulars	Opening balance DTA / (DTL) as at April 1, 2020	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Income / (expense) recognised in profit or loss on sale of subsidiary	Addition through business combination	Closing balance DTA / (DTL) as at March 31, 2021
Compound financial instruments	138	(84)	—	—	80	—	134
Gain / (loss) on mark to market of derivative instruments	(1,671)	(7)	1,905	—	—	—	227
Difference in written down value of PPE as per books of account and tax laws	(40,272)	(8,782)	—	—	366	(649)	(49,337)
Unamortised ancillary borrowing cost	(339)	19	—	—	—	(5)	(325)
Provision for decommissioning cost	3,115	482	—	—	(26)	4	3,575
Expected credit loss	44	105	—	—	(1)	—	148
Fair value gain on financial instruments	(9)	(8)	—	—	17	—	0
Unabsorbed depreciation available for offsetting against future taxable income	27,695	5,572	—	—	(719)	675	33,223
Tax losses available for offsetting against future taxable income	403	732	(339)	—	(0)	-	796
Minimum alternate tax	1,258	95	—	—	—	—	1,353
Provision for operation and maintenance equalisation	633	60	—	—	—	2	695
Lease liabilities	342	21	—	—	(157)	4	210
Financial guarantee contracts	—	24	—	—	—	—	24
Government grant (viability gap funding)	244	(63)	—	—	—	—	181
Right of use asset	(321)	11	—	—	133	(4)	(181)
Others	39	39	1	—	—	1	80
	(8,701)	(1,784)	1,567	—	(307)	28	(9,197)

b) For the year ended March 31, 2022

Particulars	Opening balance DTA / (DTL) as at April 1, 2021	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Adjustment on account of sale of subsidiary	Addition through business combination	Closing balance DTA / (DTL) as at March 31, 2022
Compound financial instruments	134	19	—	(165)	—	—	(12)
Gain / (loss) on mark to market of derivative instruments	227	284	(48)	—	—	—	463
Difference in written down value as per books of account and tax laws	(49,337)	(14,253)	—	—	1,039	—	(62,551)
Unamortised ancillary borrowing cost	(325)	100	—	—	2	—	(223)
Provision for decommissioning cost	3,575	(141)	—	—	—	—	3,434
Expected credit loss	148	117	—	—	(10)	—	255
Fair value gain on financial instruments	0	(9)	—	—	—	—	(9)
Unabsorbed depreciation available for offsetting against future taxable income	33,223	11,485	—	—	(759)	—	43,949
Tax losses available for offsetting against future taxable income	796	(1,099)	798	—	(70)	—	425
Minimum alternate tax	1,353	604	—	—	(65)	—	1,892
Provision for operation and maintenance equalisation	695	(119)	—	—	—	—	576
Lease liabilities	210	444	—	—	—	—	654
Financial guarantee contracts	24	(24)	—	—	—	—	—
Government grant (viability gap funding)	181	359	—	—	(128)	—	412
Right of use asset	(181)	(491)	—	—	—	—	(672)
Others	80	(73)	(3)	—	(3)	—	1
	(9,197)	(2,797)	747	(165)	6	—	(11,406)

c) For the year ended March 31, 2023

Particulars	Opening balance DTA / (DTL) as at April 1, 2022	Income / (expense) recognised in profit or loss	Income / (expense) recognised in OCI	Income / (expense) recognised in equity	Acquisition of Non-controlling interest	Addition through business combination	Closing balance DTA / (DTL) as at March 31, 2023
Compound financial instruments	(12)	85	—	2,631	(150)	—	2,554
Gain / (loss) on mark to market of derivative instruments	463	(0)	(895)	—	—	—	(432)
Difference in written down value as per books of account and tax laws	(62,551)	(9,996)	—	—	—	—	(72,547)
Unamortised ancillary borrowing cost	(223)	(87)	—	—	—	—	(310)
Provision for decommissioning cost	3,434	878	—	—	—	—	4,312
Expected credit loss	255	129	—	—	—	—	384
Fair value gain on financial instruments	(9)	9	—	—	—	—	—
Unabsorbed depreciation available for offsetting against future taxable income	43,949	7,253	—	—	—	—	51,202
Tax losses available for offsetting against future taxable income	425	(346)	607	—	—	—	686
Minimum alternate tax	1,892	484	—	—	—	—	2,376
Provision for operation and maintenance equalisation	576	(105)	—	—	—	—	471
Lease liabilities	654	70	—	—	—	—	724
Government grant (viability gap funding)	412	(7)	—	—	—	—	405
Right of use asset	(672)	(172)	—	—	—	—	(844)
Others	1	212	(3)	—	—	—	210
	(11,406)	(1,593)	(291)	2,631	(150)	—	(10,809)

The Group based on profit projections supported by existing PPAs believes that the utlisation of entire deferred tax assets is probable. All items of deferred tax assets have an infinite life except for those on tax losses and MAT which can be carried forward for a maximum period 8 years and 15 years, respectively, from the date of their origination. The Group based on its current profit projections expects to realise the deferred tax asset recognised on tax losses and MAT in their respective permissible carried forward periods. Additionally, the Group has performed sensitivities by reducing in revenues and profits by 10% and noted that there was no material impact on recoverability of the recognised deferred tax assets.

The Group has tax losses amounting to INR 9,052 (March 31, 2022: INR 4,018) having an expiry period of 1 to 8 years (March 31, 2022: 4 to 8 years), capital losses amounting to INR 828 (March 31, 2022: INR 828) having an expiry period of 6 years, unabsorbed depreciation amounting to INR5,917 (March 31, 2022: INR 8,040) which are available for utilisation indefinitely and MAT credit amounting to INR 213 (March 31, 2022: INR 316) having an expiry period of 6-15 years (March 31, 2022: 8-15 years) on which deferred tax assets have not been recognised as there may not be sufficient taxable profits to offset these losses.

Certain subsidiaries of the Group have undistributed earnings which, if paid out as dividends, would be subject to tax in the hands of recipient. An assessable temporary difference exists, but no deferred tax liability has been recognised as the Parent is able to control timing of distributions from these subsidiaries. The Parent is not expected to distribute these profits from the subsidiaries in the foreseeable future and no material tax charge is expected whenever distribution occurs.

11E. There are additional disallowances / additions to returned income of RPPL in earlier years on account of share based payment expenses, interest expense and few other disallowances.The management based on past legal precedents and the views of tax specialists believes that it has strong grounds on merit for successful appeal in this matter. The total exposure on the Group on account of such disallowances is INR 1,675 (March 31, 2022: INR 1,106) plus applicable interest till the settlement of such disputes. Further, the management based on past legal precedents and the views of tax specialists also believes that no penalty can be levied on such issue.